Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 5,832.1	$ 4,980.5
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
Prepaid reinsurance premiums	$ 295.5	$ 457.6
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
Commercial Lines reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,544.3	$ 1,518.4
Percentage Of Total Reinsurance Recoverables	27.00%	31.00%
Prepaid reinsurance premiums	$ 91.0	$ 198.2
Percentage Of Total Prepaid Reinsurance Premiums	31.00%	43.00%
Property reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 524.4	$ 345.8
Percentage Of Total Reinsurance Recoverables	9.00%	7.00%
Prepaid reinsurance premiums	$ 11.6	$ 13.3
Percentage Of Total Prepaid Reinsurance Premiums	4.00%	3.00%
Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 5.5	$ 7.2
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Non State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,074.2	$ 1,871.4
Percentage Of Total Reinsurance Recoverables	36.00%	38.00%
Prepaid reinsurance premiums	$ 102.6	$ 211.5
Percentage Of Total Prepaid Reinsurance Premiums	35.00%	46.00%
State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3,757.9	$ 3,109.1
Percentage Of Total Reinsurance Recoverables	64.00%	62.00%
Prepaid reinsurance premiums	$ 192.9	$ 246.1
Percentage Of Total Prepaid Reinsurance Premiums	65.00%	54.00%
State Reinsurance Plans | Michigan Catastrophic Claims Association
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,332.3	$ 2,364.0
Percentage Of Total Reinsurance Recoverables	40.00%	47.00%
Prepaid reinsurance premiums	$ 26.4	$ 26.7
Percentage Of Total Prepaid Reinsurance Premiums	9.00%	6.00%
State Reinsurance Plans | Commercial Auto Insurance Procedures Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 626.8	$ 529.0
Percentage Of Total Reinsurance Recoverables	11.00%	11.00%
Prepaid reinsurance premiums	$ 50.4	$ 111.2
Percentage Of Total Prepaid Reinsurance Premiums	17.00%	24.00%
State Reinsurance Plans | Florida Hurricane Catastrophe Fund
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 437.3	$ 81.3
Percentage Of Total Reinsurance Recoverables	7.00%	2.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
State Reinsurance Plans | North Carolina Reinsurance Facility
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 143.2	$ 118.7
Percentage Of Total Reinsurance Recoverables	2.00%	2.00%
Prepaid reinsurance premiums	$ 54.5	$ 44.4
Percentage Of Total Prepaid Reinsurance Premiums	18.00%	10.00%
State Reinsurance Plans | Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2.9	$ 2.2
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 1.5	$ 1.4
Percentage Of Total Prepaid Reinsurance Premiums	1.00%	0.00%
Federal Reinsurance Plans | National Flood Insurance Program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 215.4	$ 13.9
Percentage Of Total Reinsurance Recoverables	4.00%	0.00%
Prepaid reinsurance premiums	$ 60.1	$ 62.4
Percentage Of Total Prepaid Reinsurance Premiums	20.00%	14.00%